Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 96.6% of net assets

Argentina 1.1%
Globant S.A. *	16,523	2,857,488
MercadoLibre, Inc. *	9,349	10,514,072
		13,371,560

Australia 5.4%
Altium Ltd.	110,434	2,580,203
AMP Ltd. *	2,157,175	2,244,547
Aristocrat Leisure Ltd.	94,528	1,772,354
Atlassian Corp. plc, Class A *	11,031	1,948,626
Brambles Ltd.	277,700	2,144,058
Breville Group Ltd.	146,424	2,700,513
carsales.com Ltd.	196,127	2,563,986
Centuria Office REIT	1,742,903	2,322,787
Charter Hall Retail REIT	1,971,626	4,476,633
Costa Group Holdings Ltd.	709,398	1,507,334
CSL Ltd.	10,878	2,115,800
Gold Road Resources Ltd. *	4,161,146	5,601,721
Goodman Group	112,013	1,361,921
Inghams Group Ltd.	1,301,456	3,066,787
InvoCare Ltd.	137,163	934,879
Kogan.com Ltd.	141,024	1,677,700
National Storage REIT	1,996,202	2,562,273
NEXTDC Ltd. *	661,513	5,354,820
NRW Holdings Ltd.	1,192,044	1,555,768
Orica Ltd.	271,302	3,360,610
Pact Group Holdings Ltd. *	684,982	1,027,950
Saracen Mineral Holdings Ltd. *	1,140,704	4,972,260
Seven Group Holdings Ltd.	380,634	4,605,739
Shopping Centres Australasia Property Group	2,740,198	4,216,954
Temple & Webster Group Ltd. *	444,851	2,394,033
		69,070,256

Belgium 0.6%
Anheuser-Busch InBev S.A./N.V.	5,800	314,958
Fagron	89,094	1,992,491
Melexis N.V.	39,111	3,352,837
Shurgard Self Storage S.A.	27,818	1,091,415
Warehouses De Pauw CVA	22,821	734,439
		7,486,140

Brazil 0.7%
B3 S.A. - Brasil Bolsa Balcao	148,600	1,807,169
Grupo SBF S.A. *	215,300	1,201,442
Locaweb Servicos de Internet S.A. *	201,500	1,850,236
Lojas Renner S.A.	47,930	377,905
Magazine Luiza S.A.	82,500	1,276,433
Security	Number of Shares	Value ($)
Notre Dame Intermedica Participacoes S.A.	63,000	806,257
Totvs S.A.	402,300	1,992,008
		9,311,450

Canada 6.5%
Alamos Gold, Inc., Class A	403,696	4,279,178
Alimentation Couche-Tard, Inc., Class B	70,246	2,441,264
Boralex, Inc., Class A	225,976	5,894,659
Boyd Group Services, Inc.	2,352	343,445
Brookfield Asset Management, Inc., Class A	24,774	800,943
BRP, Inc.	95,165	4,262,869
CAE, Inc.	134,541	2,007,895
Canadian National Railway Co.	47,462	4,636,178
Cenovus Energy, Inc.	633,825	2,820,260
Cineplex, Inc.	137,320	820,158
Element Fleet Management Corp.	315,393	2,646,622
Enghouse Systems Ltd.	11,375	644,650
FirstService Corp.	31,277	3,740,771
Gibson Energy, Inc.	96,770	1,593,748
Innergex Renewable Energy, Inc.	575,364	9,875,410
Kinaxis, Inc. *	20,305	3,083,383
Lululemon Athletica, Inc. *	9,538	3,105,477
Northview Apartment Real Estate Investment Trust	131,534	3,440,928
Open Text Corp.	49,300	2,219,043
Parex Resources, Inc. *	223,661	2,705,072
Real Matters, Inc. *	110,474	2,457,819
Ritchie Bros. Auctioneers, Inc.	41,034	1,897,223
Spin Master Corp. *	130,586	2,435,356
TFI International, Inc.	101,015	4,383,136
The Descartes Systems Group, Inc. *	55,528	3,126,183
Toromont Industries Ltd.	8,613	469,537
TransAlta Renewables, Inc.	69,901	814,107
WSP Global, Inc.	92,552	5,811,750
		82,757,064

China 7.8%
A-Living Services Co., Ltd., H Shares	1,154,500	6,520,684
Aier Eye Hospital Group Co., Ltd., A Shares	177,480	1,151,207
AK Medical Holdings Ltd.	142,000	415,529
Alibaba Group Holding Ltd. *	293,432	9,206,734
Alibaba Group Holding Ltd. ADR *	26,413	6,630,191
Baidu, Inc. ADR *	16,490	1,968,906
Centre Testing International Group Co., Ltd., A Shares	384,300	1,286,006
China Yongda Automobiles Services Holdings Ltd.	3,832,000	3,953,788
Country Garden Services Holdings Co., Ltd.	287,000	1,731,572
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	56,260	1,206,472
GDS Holdings Ltd. ADR *	21,327	1,712,345

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hangzhou Tigermed Consulting Co., Ltd., A Shares	83,800	1,291,007
Kingsoft Cloud Holdings Ltd. ADR *	114,182	4,007,788
Kweichow Moutai Co., Ltd., A Shares	9,000	2,161,302
Li Ning Co., Ltd.	500,000	1,611,603
Meituan Dianping, B Shares *	350,000	8,661,272
NAURA Technology Group Co., Ltd., A Shares	30,300	900,677
NetEase, Inc. ADR	6,565	3,009,527
NIO, Inc. ADR *	67,475	805,652
Offcn Education Technology Co., Ltd., A Shares	161,500	739,389
Ping An Insurance Group Co. of China Ltd., H Shares	492,500	5,196,476
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	17,000	844,563
Shenzhou International Group Holdings Ltd.	78,000	931,689
Silergy Corp.	26,000	1,559,753
TAL Education Group ADR *	51,750	4,045,297
Tencent Holdings Ltd.	226,400	15,530,622
Tencent Music Entertainment Group ADR *	34,919	563,593
Times China Holdings Ltd.	2,562,000	4,539,785
Times Neighborhood Holdings Ltd.	161,000	253,435
Topchoice Medical Corp., A Shares *	34,900	881,263
Trip.Com Group Ltd. ADR *	105,125	2,859,400
Vitasoy International Holdings Ltd.	80,000	304,126
Will Semiconductor Ltd. Class A	14,100	417,670
WuXi AppTec Co. Ltd., A Shares	49,700	803,755
Wuxi Biologics Cayman, Inc. *	70,500	1,455,391
		99,158,469

Denmark 2.4%
Alk-Abello A/S *	7,438	2,110,503
Chr. Hansen Holding A/S	12,833	1,464,406
Coloplast A/S, Class B	11,180	1,908,395
DSV PANALPINA A/S	37,619	5,147,614
Genmab A/S *	13,420	4,619,250
Netcompany Group A/S *	57,428	4,150,969
Novo Nordisk A/S, Class B	48,144	3,158,852
Orsted A/S	16,190	2,307,479
Royal Unibrew A/S *	48,625	4,919,283
Tryg A/S	14,086	414,497
		30,201,248

Finland 0.7%
Huhtamaki Oyj *	75,748	3,376,563
Neste Oyj	67,418	3,096,613
UPM-Kymmene Oyj	82,800	2,210,236
		8,683,412

France 6.7%
Accor S.A. *	164,000	4,128,276
Airbus SE *	50,201	3,674,512
BNP Paribas S.A. *	216,703	8,742,613
Bureau Veritas S.A. *	85,800	1,887,582
Coface S.A. *	311,342	2,469,237
Dassault Systemes SE	14,762	2,688,063
EssilorLuxottica S.A. *	11,500	1,531,742
Gaztransport Et Technigaz S.A.	49,834	4,633,610
Hermes International	4,510	3,656,435
Kering S.A.	11,563	6,552,591
Korian S.A. *	94,474	3,872,767
L'Oreal S.A.	13,678	4,590,718
LISI *	64,720	1,453,077
Security	Number of Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	9,503	4,132,314
Orpea *	6,679	852,085
Publicis Groupe S.A.	123,026	3,933,886
Rubis S.C.A.	127,952	6,035,766
Safran S.A. *	36,282	3,858,654
Sartorius Stedim Biotech	4,325	1,352,782
SOITEC *	31,970	3,789,580
Teleperformance	9,074	2,655,645
Valeo S.A.	141,114	3,621,320
Verallia S.A.	93,773	3,153,166
Worldline S.A. *	26,137	2,248,549
		85,514,970

Germany 9.1%
Allianz SE	27,545	5,714,878
Bayer AG	61,623	4,093,832
Bayerische Motoren Werke AG	107,100	6,849,093
Bechtle AG	15,261	2,970,133
Carl Zeiss Meditec AG	7,120	745,172
CompuGroup Medical SE & Co. KgaA	28,603	2,496,646
Continental AG	67,335	6,504,477
Daimler AG	192,094	8,399,121
Delivery Hero SE *	52,114	5,982,239
Duerr AG	55,722	1,526,433
Evotec SE *	75,943	2,009,266
Fielmann AG *	99,678	7,262,433
Flatex AG *	89,774	3,978,658
Fresenius Medical Care AG & Co. KGaA	9,400	828,160
Gerresheimer AG	42,591	4,899,622
HelloFresh SE *	91,038	4,956,553
Henkel AG & Co. KGaA	9,700	842,843
Infineon Technologies AG	155,256	3,958,310
JOST Werke AG *	54,455	1,991,712
KION Group AG	14,634	1,118,418
MorphoSys AG *	32,168	4,129,508
MTU Aero Engines AG	19,920	3,453,876
Nemetschek SE	29,345	2,151,161
Norma Group SE	42,794	1,190,330
Puma SE *	21,719	1,690,561
SAP SE	23,167	3,656,989
Sixt SE *	27,620	2,043,645
Stabilus S.A.	45,568	2,293,655
Stroeer SE & Co. KGaA *	49,570	3,394,245
Teamviewer AG *	30,632	1,650,797
ThyssenKrupp AG *	416,000	3,233,530
Varta AG *	27,961	3,136,162
Vonovia SE	35,681	2,306,271
Zalando SE *	60,766	4,386,711
		115,845,440

Hong Kong 2.2%
AIA Group Ltd.	592,800	5,345,241
ASM Pacific Technology Ltd.	173,300	1,956,082
Ausnutria Dairy Corp., Ltd. *	1,641,000	2,749,818
Cafe De Coral Holdings Ltd.	1,178,000	2,360,895
HKBN Ltd.	1,993,483	3,682,548
Man Wah Holdings Ltd.	2,574,000	2,923,476
Melco International Development Ltd.	842,000	1,589,531
Minth Group Ltd.	1,074,000	3,196,364
SUNeVision Holdings Ltd.	3,378,000	2,525,054
Yue Yuen Industrial Holdings Ltd.	1,019,000	1,617,299
		27,946,308

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
India 0.8%
Axis Bank Ltd.	433,224	2,492,241
HDFC Bank Ltd.	82,439	1,138,744
Indraprastha Gas Ltd. *	321,524	1,734,620
Ipca Laboratories Ltd.	20,409	512,739
Pidilite Industries Ltd.	27,261	493,400
Reliance Industries Ltd.	120,122	3,213,713
		9,585,457

Indonesia 0.4%
PT Bank Central Asia Tbk	1,502,700	3,218,741
PT Bank Mandiri (Persero) Tbk	5,007,500	1,990,230
		5,208,971

Ireland 1.1%
Glanbia plc	259,086	3,145,302
ICON plc *	12,461	2,311,017
Kerry Group plc, Class A	14,277	1,890,938
Kingspan Group plc	33,877	2,430,335
Ryanair Holdings plc ADR *	60,521	4,539,075
		14,316,667

Israel 0.7%
AudioCodes Ltd.	111,645	4,029,268
CyberArk Software Ltd. *	6,625	780,690
Kornit Digital Ltd. *	40,150	2,151,639
Wix.com Ltd. *	6,215	1,805,333
		8,766,930

Italy 1.7%
Amplifon S.p.A. *	24,047	823,222
Banca Farmafactoring S.p.A. *	320,052	1,817,007
Brunello Cucinelli S.p.A. *	14,139	410,380
Falck Renewables SpA	432,027	2,825,909
Ferrari N.V.	17,042	3,047,359
Interpump Group S.p.A.	90,205	2,966,192
Intesa Sanpaolo S.p.A. *	4,213,100	8,587,750
Moncler S.p.A. *	12,886	498,197
Pirelli & C S.p.A. *	253,629	1,004,449
		21,980,465

Japan 11.2%
Anritsu Corp.	154,000	3,713,361
Ariake Japan Co., Ltd.	39,500	2,454,544
Asahi Intecc Co., Ltd.	48,700	1,358,788
BASE, Inc. *	41,000	2,529,719
BayCurrent Consulting, Inc.	19,800	2,398,384
Benefit One, Inc.	32,900	721,575
Cosmos Pharmaceutical Corp.	18,900	3,473,060
Daikin Industries Ltd.	21,100	3,712,471
Digital Arts, Inc.	14,000	1,160,734
Disco Corp.	7,500	1,817,520
en-Japan, Inc.	129,500	3,118,430
GMO Payment Gateway, Inc.	8,400	880,617
Harmonic Drive Systems, Inc.	59,500	3,333,355
Hoya Corp.	23,300	2,297,833
Infomart Corp.	355,500	2,207,560
Invincible Investment Corp.	9,718	2,219,313
IR Japan Holdings Ltd.	14,600	1,612,471
Kakaku.com, Inc.	125,400	3,027,652
Keyence Corp.	14,300	6,030,121
Kobe Bussan Co., Ltd.	63,600	3,947,245
Komatsu Ltd.	157,000	3,084,563
Security	Number of Shares	Value ($)
Kyudenko Corp.	181,800	5,152,881
Lasertec Corp.	18,700	1,651,108
M3, Inc.	97,600	5,012,010
Matsumotokiyoshi Holdings Co., Ltd.	96,600	3,227,051
Meitec Corp.	7,400	344,411
Menicon Co., Ltd.	34,400	1,673,684
Mercari, Inc. *	57,400	2,431,973
MISUMI Group, Inc.	116,400	2,754,159
MonotaRO Co., Ltd.	32,000	1,360,927
Musashi Seimitsu Industry Co., Ltd.	121,400	901,539
Nabtesco Corp.	142,800	4,344,509
Nifco, Inc.	207,200	4,655,401
Nihon Kohden Corp.	58,900	2,020,527
Nihon M&A Center, Inc.	75,800	3,690,928
Nippon Gas Co., Ltd.	73,800	3,464,179
Nomura Research Institute Ltd.	63,200	1,668,064
NS Solutions Corp.	12,900	339,710
Omron Corp.	49,700	3,579,880
Open House Co., Ltd.	54,500	1,538,196
PALTAC Corp.	10,200	552,479
Park24 Co., Ltd.	76,300	1,016,534
Persol Holdings Co., Ltd.	53,400	675,101
Resorttrust, Inc.	224,100	2,503,134
Seria Co., Ltd.	85,500	3,420,926
SHIFT, Inc. *	31,700	3,364,935
Shimadzu Corp.	35,100	895,727
SHO-BOND Holdings Co., Ltd.	78,600	3,389,896
SMC Corp.	8,700	4,572,276
SoftBank Group Corp.	43,300	2,731,064
Sushiro Global Holdings Ltd.	25,100	532,339
Systena Corp.	38,100	571,722
TechnoPro Holdings, Inc.	12,200	623,420
Terumo Corp.	51,200	1,936,950
TIS, Inc.	59,700	1,278,511
Topcon Corp.	163,400	1,069,068
Toyota Motor Corp.	43,900	2,606,077
UT Group Co., Ltd. *	130,400	2,658,726
Zeon Corp.	271,300	2,608,902
		141,918,240

Luxembourg 0.1%
Eurofins Scientific SE *	1,871	1,224,619

Mexico 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR *	4,431	442,347
Grupo Televisa S.A.B. ADR *	253,900	1,419,301
		1,861,648

Netherlands 3.6%
Adyen N.V. *	3,317	5,536,591
Alfen Beheer BV *	45,865	2,017,569
ASM International N.V.	27,154	4,153,700
ASML Holding N.V.	41,096	14,611,174
B&S Group Sarl	289,773	1,825,810
Basic-Fit N.V. *	74,168	1,930,354
BE Semiconductor Industries N.V.	14,605	653,015
Boskalis Westminster N.V. *	142,140	2,684,869
Euronext N.V.	24,310	2,808,235
EXOR N.V.	84,100	4,722,871
IMCD N.V.	15,321	1,584,307
Marel Hf	542,935	2,850,491
		45,378,986

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Zealand 0.0%
Mercury NZ Ltd.	151,109	469,788

Norway 0.8%
Bakkafrost P/F	35,811	2,184,624
Elkem A.S.A.	679,212	1,301,549
Fjordkraft Holding ASA	391,842	3,486,054
Subsea 7 S.A. *	288,818	2,212,561
Tomra Systems A.S.A. *	34,877	1,435,986
		10,620,774

Panama 0.1%
Copa Holdings S.A., Class A	35,502	1,471,203

Poland 0.2%
Dino Polska S.A. *	52,039	2,880,940

Portugal 0.0%
Banco Espirito Santo S.A. *(a)	42,176	—

Republic of Korea 1.5%
Douzone Bizon Co., Ltd.	37,572	3,312,761
Hugel, Inc. *	12,255	1,617,457
Kakao Corp.	6,259	1,815,832
NAVER Corp.	12,810	3,254,402
Orion Corp/Republic of Korea	24,340	2,737,693
Samsung Electronics Co., Ltd.	31,400	1,534,639
Samsung SDI Co., Ltd.	5,158	1,726,803
SK Materials Co., Ltd.	12,744	2,626,192
		18,625,779

Russia 0.1%
Yandex N.V., Class A *	31,346	1,803,649

Singapore 1.6%
Ascendas Real Estate Investment Trust	1,056,171	2,733,860
CapitaLand Mall Trust	1,288,300	1,780,588
ESR-REIT	8,443,648	2,413,869
NetLink NBN Trust	4,858,000	3,404,571
SATS Ltd.	1,603,100	3,213,294
Sheng Siong Group Ltd.	4,429,500	5,491,084
SPH REIT	2,969,400	1,786,650
		20,823,916

South Africa 0.4%
Naspers Ltd., N Shares	24,345	4,429,603

Spain 0.6%
Amadeus IT Group S.A.	120,697	6,027,036
Industria de Diseno Textil S.A.	36,617	970,274
		6,997,310

Sweden 5.6%
AAK AB *	208,486	3,693,514
AddTech AB, B Shares	40,069	1,878,255
AF POYRY AB *	102,408	2,628,791
Atlas Copco AB, A Shares	124,718	5,536,415
Atlas Copco AB, B Shares	22,568	873,441
Beijer Ref AB	12,183	475,091
Bravida Holding AB *	348,211	3,817,568
Security	Number of Shares	Value ($)
Embracer Group AB *	129,804	2,086,321
Evolution Gaming Group AB	29,999	2,035,756
Fabege AB	38,595	494,986
Fastighets AB Balder, B Shares *	38,273	1,585,033
Hennes & Mauritz AB, B Shares	292,600	4,560,865
Hexagon AB, B Shares *	61,016	3,990,287
Indutrade AB *	22,655	1,147,368
Kinnevik AB, B Shares	40,650	1,430,898
Lifco AB, B Shares	51,206	3,912,337
Lindab International AB	211,311	3,302,464
MIPS AB	25,543	1,079,378
Nibe Industrier AB, B Shares *	41,677	1,002,793
Nolato AB, B Shares *	9,342	776,675
Samhallsbyggnadsbolaget i Norden AB	1,781,741	4,857,465
Sinch AB *	39,981	3,133,548
SKF AB, B Shares	171,600	3,176,801
Spotify Technology S.A. *	16,814	4,334,986
Stillfront Group AB *	45,085	4,387,072
Vitrolife AB *	17,314	420,066
Volvo AB, B Shares *	223,400	3,860,748
		70,478,922

Switzerland 5.6%
Belimo Holding AG	89	707,030
Burckhardt Compression Holding AG	13,619	3,421,742
Cembra Money Bank AG	25,663	2,802,000
Cie Financiere Richemont S.A.	46,700	2,899,188
Credit Suisse Group AG	714,953	7,624,454
Daetwyler Holding AG	8,819	1,791,529
Glencore plc *	4,214,554	9,645,232
Kuehne & Nagel International AG *	4,490	774,017
LafargeHolcim Ltd. *	48,264	2,283,391
Logitech International S.A.	22,671	1,653,812
Lonza Group AG	7,823	4,891,996
Partners Group Holding AG	2,972	2,878,998
SIG Combibloc Group AG *	220,748	3,861,824
Sika AG	19,357	4,253,353
Softwareone Holding AG *	26,259	671,688
Stmicroelectronics N.V.	91,454	2,587,021
Straumann Holding AG	2,426	2,403,197
Tecan Group AG	12,282	5,150,996
Temenos AG	11,628	1,718,413
The Swatch Group AG - Bearer Shares	11,785	2,470,695
u-blox Holding AG *	14,953	1,086,340
VAT Group AG	4,483	854,861
Zur Rose Group AG *	17,743	4,902,787
		71,334,564

Taiwan 2.9%
Accton Technology Corp.	404,000	3,164,930
Airtac International Group	217,000	4,552,087
Alchip Technologies Ltd.	92,000	1,882,269
ASPEED Technology, Inc.	22,000	877,814
Chailease Holding Co., Ltd.	862,714	3,610,455
Genius Electronic Optical Co., Ltd.	87,000	2,012,016
Globalwafers Co. Ltd.	44,000	629,849
MediaTek, Inc.	200,000	4,775,611
Merida Industry Co., Ltd.	454,000	4,189,062
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	88,561	6,986,577
TCI Co., Ltd.	362,000	3,497,632
		36,178,302

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Thailand 0.3%
Airports of Thailand plc	241,400	398,689
Carabao Group plc	96,000	374,056
Sea Ltd. ADR *	24,041	2,937,810
		3,710,555

Turkey 0.1%
Ulker Biskuvi Sanayi AS *	429,225	1,596,421

United Kingdom 12.8%
3i Group plc	90,961	1,047,005
Abcam plc	23,166	389,667
Ashtead Group plc	168,271	5,358,383
Assura plc	922,916	951,567
Avast plc	755,068	5,661,287
AVEVA Group plc	17,806	960,961
Big Yellow Group plc	48,878	651,690
boohoo Group plc *	1,301,565	4,403,694
Bunzl plc	80,300	2,300,276
Cineworld Group plc	1,452,135	730,023
CNH Industrial N.V. *	961,292	6,531,867
Coats Group plc	3,816,326	2,825,420
Compass Group plc	338,240	4,653,911
ContourGlobal plc	1,552,215	4,225,497
Croda International plc	18,533	1,383,198
Diageo plc	83,417	3,052,280
Diploma plc	175,049	4,144,662
Electrocomponents plc	396,427	3,395,838
Endava plc *	33,758	1,743,601
Equiniti Group plc	1,742,504	2,911,434
Experian plc	107,264	3,746,743
Ferguson plc	23,235	2,048,245
Fevertree Drinks plc	89,364	2,546,559
Future plc	151,859	2,716,432
G4S plc	1,017,300	1,889,882
Games Workshop Group plc	21,582	2,477,162
Greggs plc	41,196	640,657
Halma plc	88,294	2,507,887
Hill & Smith Holdings plc	191,592	3,020,580
HomeServe plc	256,415	4,439,030
IMI plc	94,976	1,290,431
Intermediate Capital Group plc	403,602	7,064,659
Intertek Group plc	21,173	1,489,076
JD Sports Fashion plc	220,936	1,746,580
Liberty Global plc, Class A *	117,600	2,752,428
Liberty Global plc, Class C *	35,239	802,040
Lloyds Banking Group plc	23,798,900	8,108,533
London Stock Exchange Group plc	30,251	3,341,491
Natwest Group plc	2,019,400	2,781,147
Ocado Group plc *	64,733	1,734,187
Prudential plc	254,200	3,632,710
Reckitt Benckiser Group plc	400	40,108
RELX plc	95,296	2,006,188
Renishaw plc	10,433	660,794
Rentokil Initial plc	350,855	2,447,687
Rolls-Royce Holdings plc *	758,300	2,274,789
Security	Number of Shares	Value ($)
Rotork plc	248,446	901,045
Schroders plc	84,633	3,268,605
Schroders plc, Non-Voting Shares	1,100	29,477
Segro plc	178,200	2,256,768
Serco Group plc *	1,425,669	2,961,673
Signature Aviation plc	439,455	1,330,191
Smiths Group plc	112,800	1,987,137
Softcat plc	35,613	587,115
Spectris plc	98,691	3,312,940
Spirax-Sarco Engineering plc	15,951	2,131,612
SSP Group plc	513,979	1,379,948
Trainline plc *	75,985	408,687
Tritax Big Box REIT plc	2,606,494	5,154,563
Ultra Electronics Holdings plc	91,092	2,815,155
Vesuvius plc	327,166	1,740,903
Victrex plc	132,843	3,241,439
WPP plc	390,500	2,896,063
		161,931,607

United States 1.1%
Amazon.com, Inc. *	1,235	3,908,380
Illumina, Inc. *	6,501	2,484,422
NVIDIA Corp.	2,626	1,114,973
Tesla, Inc. *	4,787	6,849,048
		14,356,823
Total Common Stock
(Cost $1,005,265,441)		1,227,298,456

Preferred Stock 0.1% of net assets

Germany 0.1%
Henkel AG & Co. KGaA	10,700	1,052,076
Total Preferred Stock
(Cost $1,096,002)		1,052,076

Other Investment Company 2.6% of net assets

Money Market Fund 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (b)	33,462,322	33,462,322
Total Other Investment Company
(Cost $33,462,322)		33,462,322

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	231	20,947,080	458,306

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
08/03/2020	Barclays Bank plc	SGD	55,154	USD	40,086	55
12/16/2020	State Street Bank & Trust Co.	USD	2,003,471	CHF	1,893,000	(74,585)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(74,530)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

CHF –	Swiss franc
SGD –	Singapore dollar
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$330,246,785	$—	$330,246,785
Argentina	13,371,560	—	—	13,371,560
Australia	1,948,626	67,121,630	—	69,070,256
Brazil	9,311,450	—	—	9,311,450
Canada	82,757,064	—	—	82,757,064
China	25,856,134	73,302,335	—	99,158,469
Denmark	2,307,479	27,893,769	—	30,201,248
France	1,453,077	84,061,893	—	85,514,970
Germany	11,095,708	104,749,732	—	115,845,440
India	143,031	9,442,426	—	9,585,457
Ireland	6,850,092	7,466,575	—	14,316,667
Israel	8,766,930	—	—	8,766,930
Italy	410,380	21,570,085	—	21,980,465
Mexico	1,861,648	—	—	1,861,648
Netherlands	5,536,591	39,842,395	—	45,378,986
Panama	1,471,203	—	—	1,471,203
Portugal	—	—	—*	—
Russia	1,803,649	—	—	1,803,649
Sweden	4,334,986	66,143,936	—	70,478,922
Taiwan	6,986,577	29,191,725	—	36,178,302
Thailand	3,710,555	—	—	3,710,555
United Kingdom	5,687,736	156,243,871	—	161,931,607
United States	14,356,823	—	—	14,356,823
Preferred Stock[1]	—	1,052,076	—	1,052,076
Other Investment Company[1]	33,462,322	—	—	33,462,322
Futures Contracts[2]	458,306	—	—	458,306

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Exchange Contracts[2]	$—	$55	$—	$55
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(74,585)	—	(74,585)
Total	$243,941,927	$1,018,254,703	$—	$1,262,196,630
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL20